Income Taxes - Schedule of Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current provision (benefit):
Federal	$ 3,908	$ 3,465
State and local	2,325	1,643
Foreign	18	(11)
Total current provision	6,251	5,097
Deferred benefit:
Federal	(2,054)	(1,614)
State and local	(837)	(703)
Total deferred benefit	(2,891)	(2,317)
Provision for income taxes	$ 3,360	$ 2,780